REVENUES (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of disaggregation of revenue [Table Text Block]	Revenue by Type

FOR THE THREE MONTHS ENDED JUN. 30, 2026 (MILLIONS)	Asset Management	Corporate Activities	Infrastructure	Energy	Private Equity	Real Estate	Total Revenues
Revenue from contracts with customers	$1,395	$—	$5,793	$1,800	$6,198	$645	$15,831
Other revenue	882	131	928	249	828	557	3,575
	$2,277	$131	$6,721	$2,049	$7,026	$1,202	$19,406

FOR THE SIX MONTHS ENDED JUN. 30, 2026 (MILLIONS)	Asset Management	Corporate Activities	Infrastructure	Energy	Private Equity	Real Estate	Total Revenues
Revenue from contracts with customers	$2,527	$—	$11,518	$3,537	$12,207	$1,202	$30,991
Other revenue	1,844	205	1,779	365	1,630	1,172	6,995
	$4,371	$205	$13,297	$3,902	$13,837	$2,374	$37,986

FOR THE THREE MONTHS ENDED JUN. 30, 2025 (MILLIONS)	Asset Management	Corporate Activities	Infrastructure	Energy	Private Equity	Real Estate	Total Revenues
Revenue from contracts with customers	$1,107	$—	$4,944	$1,764	$6,240	$545	$14,600
Other revenue	1,322	93	793	89	724	462	3,483
	$2,429	$93	$5,737	$1,853	$6,964	$1,007	$18,083

FOR THE SIX MONTHS ENDED JUN. 30, 2025 (MILLIONS)	Asset Management	Corporate Activities	Infrastructure	Energy	Private Equity	Real Estate	Total Revenues
Revenue from contracts with customers	$2,232	$—	$9,804	$3,487	$12,444	$1,176	$29,143
Other revenue	2,181	141	1,558	212	1,497	1,295	6,884
	$4,413	$141	$11,362	$3,699	$13,941	$2,471	$36,027

Disclosure of maturity analysis of finance lease payments receivable [text block]	Timing of Recognition of Revenue from Contracts with Customers

FOR THE THREE MONTHS ENDED JUN. 30, 2026 (MILLIONS)	Asset Management	Infrastructure	Energy	Private Equity	Real Estate	Total Revenues
Goods and services provided at a point in time	$358	$—	$67	$4,245	$359	$5,029
Services transferred over a period of time	1,037	5,793	1,733	1,953	286	10,802
	$1,395	$5,793	$1,800	$6,198	$645	$15,831

FOR THE SIX MONTHS ENDED JUN. 30, 2026 (MILLIONS)	Asset Management	Infrastructure	Energy	Private Equity	Real Estate	Total Revenues
Goods and services provided at a point in time	$657	$—	$83	$8,387	$649	$9,776
Services transferred over a period of time	1,870	11,518	3,454	3,820	553	21,215
	$2,527	$11,518	$3,537	$12,207	$1,202	$30,991

FOR THE THREE MONTHS ENDED JUN. 30, 2025 (MILLIONS)	Asset Management	Infrastructure	Energy	Private Equity	Real Estate	Total Revenues
Goods and services provided at a point in time	$301	$—	$73	$4,279	$293	$4,946
Services transferred over a period of time	806	4,944	1,691	1,961	252	9,654
	$1,107	$4,944	$1,764	$6,240	$545	$14,600

FOR THE SIX MONTHS ENDED JUN. 30, 2025 (MILLIONS)	Asset Management	Infrastructure	Energy	Private Equity	Real Estate	Total Revenues
Goods and services provided at a point in time	$569	$—	$119	$8,594	$670	$9,952
Services transferred over a period of time	1,663	9,804	3,368	3,850	506	19,191
	$2,232	$9,804	$3,487	$12,444	$1,176	$29,143